Trade and other payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables - supply chain financing arrangement - domestic operations	R$ 21,967	R$ 10,562
Current Trade Payables, Supply Chain Financing Arrangement, Foreign Operations	162,651	136,049
Trade and other current payables	R$ 184,618	R$ 146,611